Cash flows reconciliation - Cash folw from operating activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operating activities:
Income before income taxes	$ 2,720	$ 5,056	$ 5,016	$ 11,625
Adjusted for:
Equity results and other results in associates and joint ventures	(5)	56	50	(155)
Impairment (impairment reversal) and results on disposal of non-current assets, net	66	82	70	(990)
Provisions related to Brumadinho	140	126	140	126
Provision for de-characterization of dams				37
Depreciation, depletion and amortization	779	810	1,435	1,496
Financial results, net	157	(821)	687	(579)
Changes in assets and liabilities:
Accounts receivable	(247)	902	1,439	1,779
Inventories	(157)	(305)	(520)	(609)
Suppliers and contractors	570	432	465	(240)
Other assets and liabilities, net	(764)	(600)	(1,243)	(1,221)
Cash flow from operations	$ 3,259	$ 5,738	$ 7,539	$ 11,269